Note 14 - Income Tax - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Balance	$ 1,858	$ 2,292
Gross increases for tax positions of prior periods	6	18
Amount recognized on acquisitions	289
Reduction for lapses in applicable statutes of limitations	(560)	(628)
Foreign currency translation	(133)	176
Balance	$ 1,460	$ 1,858